Investments in Affiliated Companies - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investee
Business Combination
Due from related parties	$ 3,376	$ 3,209
Related party sales	7,042	0	$ 0
Purchase from related party	0
Business Combination
Business Combination
Net purchase accounting fair value adjustments	243,899	250,532
Amortization of investment in affiliate step-up	$ 6,634	$ 7,534	$ 6,634